Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         December 31, 2007
                                               -------------------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Palisades Investment Partners, LLC
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Address:          1453 Third Street Promenade
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                  Suite 310
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                  Santa Monica, CA  91106
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Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Quinn R. Stills
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Title:   Chairman, CIO, CCO
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Phone:   310-656-6300
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Signature, Place, and Date of Signing:

      /s/ Quinn R. Stills          Santa Monica, CA                  1/25/08
   -------------------------     -------------------------------  -----------
       (Signature)                  (City, State)                    (Date)

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Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number                Name

28-    01190                           Russell Company
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[Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        59
                                        ---------------------

Form 13F Information Table Value Total:      777,596
                                        ---------------------
                                           (thousands)
List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.       Form 13F File Number            Name

                   28-
      -------         ----------------------    -------------------------------
      [Repeat as necessary.]


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                           FORM 13F INFORMATION TABLE


COLUMN 1                     COLUMN 2        COLUMN 3   COLUMN 4          COLUMN 5     COLUMN 6   COLUMN 7       COLUMN 8
--------                     --------        --------   --------          --------     --------   --------       --------
                                                        VALUE       SHRS OF  SH/  PUT/ INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP      (x$1000)    PRN AMT  PRN  CALL DISCRETION MANAGERS  SOLE    SHARED   NONE
--------------               --------------  -----      --------    -------  ---  ---- ---------  --------  ----    ------   ----
AETNA INC                         COM        00817Y108   10,812    187,290  SH          SOLE                53,800          133,490
ALLIANCEBERNSTEIN HLDG LP    UNIT LTD PARTN  01881G106   10,129    134,606  SH          SOLE                38,500           96,106
ALLIED WASTE INDUSTRIES INC       COM        019589308   18,810  1,706,880  SH          SOLE               489,900        1,216,980
ALLSTATE CORP                     COM        020002101    6,834    130,848  SH          SOLE                37,300           93,548
AMERICAN EXPRESS CO               COM        025816109    7,416    142,568  SH          SOLE                41,100          101,468
AMERICAN INTL GROUP INC           COM        026874107   19,282    330,731  SH          SOLE                93,900          236,831
ANHEUSER BUSCH COS INC            COM        035229103    7,290    139,288  SH          SOLE                39,600           99,688
AT+T INC                          COM        00206R102   29,384    707,019  SH          SOLE               202,938          504,081
BANK AMER CORP                    COM        060505104    5,456    132,245  SH          SOLE                36,200           96,045
BANK NEW YORK MELLON CORP         COM        064058100   21,818    447,456  SH          SOLE               110,221          337,235
BP PLC                       SPONSORED ADR   055622104   13,186    180,215  SH          SOLE                53,300          126,915
CBS CORP CLASS B                  CL B       124857202   10,182    373,654  SH          SOLE               106,800          266,854
CHEVRON TEXACO CORPORATION        COM        166764100    1,008     10,800  SH          SOLE                 1,800            9,000
CITADEL BROADCASTING CORP         COM        17285T106    1,754    851,337  SH          SOLE               274,713          576,624
CITIGROUP INC                     COM        172967101   13,920    472,822  SH          SOLE               135,400          337,422
COCA COLA CO                      COM        191216100   16,335    266,174  SH          SOLE                76,900          189,274
CONAGRA INC                       COM        205887102    9,504    399,506  SH          SOLE               114,400          285,106
DELL INC                          COM        24702R101   16,687    680,812  SH          SOLE               194,500          486,312
DISCOVER FINL SVCS                COM        254709108    3,479    230,697  SH          SOLE                66,300          164,397
DISNEY WALT CO                    COM        254687106   32,119    995,026  SH          SOLE               285,900          709,126
EATON CORP                        COM        278058102   10,184    105,046  SH          SOLE                30,100           74,946
ELETRONICS FOR IMAGING INC        COM        286082102    3,439    152,988  SH          SOLE                44,000          108,988
EMBARQ CORP                       COM        29078E105    7,550    152,435  SH          SOLE                43,940          108,495
EMC CORP                          COM        268648102    6,476    349,508  SH          SOLE                99,700          249,808
EMERSON ELEC CO                   COM        291011104    7,959    140,469  SH          SOLE                40,100          100,369
EXXON MOBIL CORP                  COM        30231G102   34,363    366,772  SH          SOLE               103,200          263,572
GENERAL ELEC CO                   COM        369604103    9,226    248,892  SH          SOLE                67,800          181,092
GENERAL MLS INC                   COM        370334104    7,541    132,292  SH          SOLE                38,700           93,592
GLAXOSMITHKLINE PLC               COM        37733W105   12,118    240,496  SH          SOLE                70,800          169,696
GOLDMAN SACHS GROUP INC           COM        38141G104   28,912    134,441  SH          SOLE                38,600           95,841
HANESBRANDS INC                   COM        410345102   12,905    474,955  SH          SOLE               136,900          338,055
HEWLETT PACKARD CO                COM        428236103   10,020    198,504  SH          SOLE                56,700          141,804
INTERNATIONAL BUSINESS MACHS      COM        459200101   18,275    169,058  SH          SOLE                52,100          116,958


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
JABIL CIRCUIT INC                 COM        466313103    5,463    357,739  SH          SOLE               104,600          253,139
JANUS CAP GROUP INC               COM        47102X105   25,229    768,010  SH          SOLE               219,500          548,510
JOHNSON + JOHNSON                 COM        478160104    6,288     94,267  SH          SOLE                26,800           67,467
JPMORGAN CHASE + CO               COM        46625H100   20,242    463,725  SH          SOLE               136,900          326,825
LEHMAN BROTHERS HLDGS INC         COM        524908100   21,059    321,799  SH          SOLE                92,600          229,199
LEXMARK INTL INC                  COM        529771107   11,023    316,217  SH          SOLE                89,900          226,317
MCDONALDS CORP                    COM        580135101    9,535    161,855  SH          SOLE                46,500          115,355
MERCK + CO INC                    COM        589331107    8,399    144,540  SH          SOLE                41,500          103,040
MERRILL LYNCH + CO INC            COM        590188108   16,635    309,884  SH          SOLE                89,700          220,184
MOLSON COORS BREWING CO           CL B       60871R209   14,244    275,942  SH          SOLE                78,900          197,042
MORGAN STANLEY                    COM        617446448    9,128    171,875  SH          SOLE                49,500          122,375
PARKER HANNIFIN CORP              COM        701094104    8,568    113,772  SH          SOLE                33,050           80,722
PFIZER INC                        COM        717081103   31,010  1,364,273  SH          SOLE               389,800          974,473
PROGRESSIVE CORP OHIO             COM        743315103    7,114    371,276  SH          SOLE               106,100          265,176
ROYAL DUTCH SHELL PLC         SPONS ADR A    780259206    5,208     61,853  SH          SOLE                18,300           43,553
SCHWAB CHARLES CORP               COM        808513105   14,541    569,130  SH          SOLE               161,800          407,330
SPRINT NEXTEL CORP                COM        852061100   16,309  1,242,105  SH          SOLE               357,500          884,605
STATE STREET CORPORATION          COM        857477103   10,781    132,770  SH          SOLE                47,600           85,170
SYBASE INC                        COM        871130100    6,486    248,594  SH          SOLE                68,900          179,694
TD AMERITRADE HLDG CORP           COM        87236Y108   13,243    660,162  SH          SOLE               189,200          470,962
TIME WARNER INC NEW               COM        887317105   12,330    746,795  SH          SOLE               208,800          537,995
UNITED TECHNOLOGIES CORP          COM        913017109   20,468    267,417  SH          SOLE                76,800          190,617
VERIZON COMMUNICATIONS            COM        92343V104   15,657    358,374  SH          SOLE               102,600          255,774
WAL MART STORES INC               COM        931142103   26,394    555,314  SH          SOLE               159,100          396,214
WATSON PHARMACEUTICALS INC        COM        942683103   11,133    410,221  SH          SOLE               117,400          292,821
WYETH                             COM        983024100    6,736    152,439  SH          SOLE                43,000          109,439